Operating Segments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
ASSETS		R$ 49,703,700	R$ 49,537,535
CURRENT ASSETS		9,327,249	11,189,872
Non-current assets		40,376,451	38,347,663
Long term assets		16,442,145	15,743,322
Non current Investment		3,325,731
Property, plant and equipment		10,069,468	10,142,591
Intangible assets other than goodwill		10,277,727	9,215,560
Right of use Asset		261,380	204,056
Investments1			3,042,134
Intangible Assets Other Than Goodwill3			9,215,560
Electricity Get [Member]
IfrsStatementLineItems [Line Items]
ASSETS		24,917,856	24,844,335
CURRENT ASSETS		3,237,725	3,316,406
Non-current assets		21,680,131	21,527,929
Long term assets		6,819,202	6,639,545
Non current Investment		3,163,152
Property, plant and equipment		10,054,763	10,123,352
Intangible assets other than goodwill		1,559,776
Right of use Asset		83,238	78,369
Investments1			2,887,272
Intangible Assets Other Than Goodwill3			1,799,391
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
ASSETS		20,538,815	20,804,701
CURRENT ASSETS		4,937,240	6,448,051
Non-current assets		15,601,575	14,356,650
Long term assets		8,200,557	7,664,328
Non current Investment		534
Property, plant and equipment		(0)	(0)
Intangible assets other than goodwill		7,257,827
Right of use Asset		142,657	95,598
Investments1			540
Intangible Assets Other Than Goodwill3			6,596,184
Com [Member]
IfrsStatementLineItems [Line Items]
ASSETS		1,808,971	1,519,017
CURRENT ASSETS		990,867	755,227
Non-current assets		818,104	763,790
Long term assets		809,498	757,873
Non current Investment		(0)
Property, plant and equipment		541	305
Intangible assets other than goodwill		6,193
Right of use Asset		1,872	1,574
Investments1			(0)
Intangible Assets Other Than Goodwill3			4,038
Gas [Member]
IfrsStatementLineItems [Line Items]
ASSETS		1,083,713	827,901
CURRENT ASSETS		282,714	355,500
Non-current assets		800,999	472,401
Long term assets		59,505	362,649
Non current Investment		(0)
Property, plant and equipment		(0)	(0)
Intangible assets other than goodwill		726,107
Right of use Asset		15,387	13,607
Investments1			(0)
Intangible Assets Other Than Goodwill3			96,145
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
ASSETS		2,244,405	3,243,736
CURRENT ASSETS		1,311,618	2,356,145
Non-current assets		932,787	887,591
Long term assets		732,365	694,197
Non current Investment		162,045
Property, plant and equipment		14,164	18,934
Intangible assets other than goodwill		5,987
Right of use Asset		18,226	14,908
Investments1			154,322
Intangible Assets Other Than Goodwill3			5,230
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
ASSETS		(890,060)	(250,996)
CURRENT ASSETS		(1,432,915)	(1,388,571)
Non-current assets		542,855	1,137,575
Long term assets		(178,982)	(246,193)
Non current Investment		(0)
Property, plant and equipment		(0)	651,458
Intangible assets other than goodwill		721,837
Right of use Asset		R$ (0)	9,536
Investments1			(0)
Intangible Assets Other Than Goodwill3			722,774
Reclassifications Note 40 [Member]
IfrsStatementLineItems [Line Items]
ASSETS	[1]		(1,451,159)
CURRENT ASSETS	[1]		(652,886)
Non-current assets	[1]		(798,273)
Long term assets	[1]		(129,077)
Property, plant and equipment	[1]		(651,458)
Right of use Asset	[1]		(9,536)
Investments1	[1]		(0)
Intangible Assets Other Than Goodwill3	[1]		R$ (8,202)

[1]	Reclassifications arising from the divestment process of Copel Telecomunicações (Note 39).